Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended		15 Months Ended	16 Months Ended	19 Months Ended	46 Months Ended	55 Months Ended	59 Months Ended	60 Months Ended	76 Months Ended	78 Months Ended	100 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000255777
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Day Hagan Smart Buffer ETF
C000215105
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Day Hagan Smart Sector ETF
C000230670
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Day Hagan Smart Sector Fixed Income ETF
C000236642
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Day Hagan Smart Sector International ETF
C000252108
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eventide High Dividend ETF
C000265401
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eventide International ETF
C000264122
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eventide Large Cap Growth ETF
C000264123
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eventide Large Cap Value ETF
C000264124
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eventide Small Cap ETF
C000255876
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eventide US Market ETF
C000260368
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Monopoly ETF
C000223943
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategy Shares Gold Enhanced Yield ETF
C000195439
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategy Shares Nasdaq 7HANDL™ Index ETF
C000215207
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategy Shares Newfound/ReSolve Robust Momentum ETF
Without Sales Load [Member] | C000255777
Average Annual Return [Line Items]
Average Annual Return, Percent		11.57%		6.62%
Without Sales Load [Member] | C000215105
Average Annual Return [Line Items]
Average Annual Return, Percent		29.17%								10.62%	13.15%
Without Sales Load [Member] | C000230670
Average Annual Return [Line Items]
Average Annual Return, Percent		3.11%						(0.26%)
Without Sales Load [Member] | C000236642
Average Annual Return [Line Items]
Average Annual Return, Percent		25.00%					12.63%
Without Sales Load [Member] | C000252108
Average Annual Return [Line Items]
Average Annual Return, Percent		32.22%				16.92%
Without Sales Load [Member] | C000264122
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
Without Sales Load [Member] | C000264123
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%
Without Sales Load [Member] | C000264124
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%
Without Sales Load [Member] | C000255876
Average Annual Return [Line Items]
Average Annual Return, Percent		21.54%			10.57%
Without Sales Load [Member] | C000260368
Average Annual Return [Line Items]
Average Annual Return, Percent			25.60%
Without Sales Load [Member] | C000223943
Average Annual Return [Line Items]
Average Annual Return, Percent		9.51%							7.44%
Without Sales Load [Member] | C000195439
Average Annual Return [Line Items]
Average Annual Return, Percent		17.81%								5.08%			6.05%
Without Sales Load [Member] | C000215207
Average Annual Return [Line Items]
Average Annual Return, Percent		16.22%								6.53%		6.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		5.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		31.05%								13.14%	14.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%						(0.02%)
MSCI ACWI ex USA Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Gross)
Average Annual Return, Percent		32.89%					17.35%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3000 Equal Weight Total Return Index
Average Annual Return, Percent		41.06%				16.59%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3000 Total Return Index
Average Annual Return, Percent	8.87%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3000 Total Return Index
Average Annual Return, Percent	8.87%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3000 Total Return Index
Average Annual Return, Percent	8.87%
Bloomberg U.S. 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3000 Total Return Index
Average Annual Return, Percent		31.40%			14.56%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			23.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%							0.21%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%								0.18%			1.74%
S&P Target Risk Balanced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Balanced Index
Average Annual Return, Percent		20.78%								6.89%		8.45%
Bloomberg U.S. 1000 Value Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1000 Value Total Return Index
Average Annual Return, Percent		29.84%				15.96%
Bloomberg US 1000 Growth Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1000 Growth Total Return Index
Average Annual Return, Percent	6.10%
Bloomberg U.S. 1000 Value Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1000 Value Total Return Index
Average Annual Return, Percent	15.72%
Bloomberg US 2000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 2000 Total Return Index
Average Annual Return, Percent	15.36%
Bloomberg Barclays U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent		5.29%							0.63%
NASDAQ 7 HANDL Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq 7HANDL Index
Average Annual Return, Percent		19.30%								6.45%			7.49%
Newfound/ReSolve Robust Equity Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Newfound/ReSolve Robust Equity Momentum Index
Average Annual Return, Percent		17.44%								7.28%		7.09%